Cover	Sep. 24, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002146614
Document Type	S-6
Entity Registrant Name	FT 13265
Document Period End Date	Sep. 24, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks income, with limited capital appreciation as a secondary objective. Under normal circumstances, the Trust will invest at least 80% of its assets in companies with exposure to commodities through participation in the agriculture, energy or materials sectors (“Commodities Companies”). Under normal circumstances, the Trust’s exposure to non-U.S. securities will be at least 40% of its net assets. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the energy and materials sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which invests in a fixed portfolio of Common Stocks of global commodities companies, and simultaneously, the portfolio sells a LEAPS® call option against each Common Stock (which is known as a “buy-write” or “covered call” strategy). The writing (selling) of a call option generates income in the form of a premium paid by the option buyer. The portfolio invests this income in U.S. Treasury notes and the interest received from the notes is paid to Unit holders periodically.

An initial universe of Common Stocks is created by identifying Commodities Companies. Only U.S.-listed common stocks and ADRs that have enough daily liquidity to adequately support the buying and selling of the anticipated number of shares on any given day to meet the Trust’s purchases and/or redemption requirements are eligible for selection.

Next, we examine the historical financial results of the stocks from the initial universe. The stocks are then evaluated using several factors. These factors are not specifically weighted, but rather are considered in combination with each other to provide a comparison of the stocks to each other. These factors include fundamental factors such as sales, earnings and cash flow growth; valuation factors such as price to earnings, price to cash flow, price to sales and price to book; technical factors such as price momentum and earnings surprises; and qualitative factors such as competitive advantages, new products and quality of management.

An estimated value is then calculated for each of the companies utilizing a Cash Flow Return on Investment (“CFROI”) method. The CFROI method compares an estimate of a company’s internal rate of return against an estimate of a company’s cost of capital. Companies that generate returns in excess of their capital costs are favored over companies that do not. A secondary valuation is also made employing a concept called Economic Margin (“EM”). EM measures the return a company earns versus its cost of capital to determine if a company is generating wealth. The CFROI and EM methods provide a discounted cash flow expectation for each company. Preference is given to stocks that model cash flows in excess of the market equity charge and which have investment opportunities to reinvest these cash flows into above cost-of-capital opportunities.

After a holistic consideration of the above factors and valuations, equity analysts select the stocks with the best prospects to meet the investment objective, that trade at attractive valuations, and, in the opinion of the equity analysts, are likely to exceed market expectations of future cash flows.

Each Common Stock is subject to a contractual right, in the form of American style LEAPS®, which gives the holder of the LEAPS® (the “Right Holder”) the right to buy the Common Stock at a predetermined price (the “Strike Price”) on any business day prior to the expiration of the LEAPS®. Each LEAPS® will be issued by The Options Clearing Corporation (“OCC”). The expiration date for each of the LEAPS® included in the Trust is January 21, 2028.

The Treasury Obligations included in the Trust are non-callable debt obligations that are issued by and backed by the full faith and credit of the U.S. Government.

In calculating the net asset value of a Unit, the price of a Unit is reduced by the value of the LEAPS®.

As of the close of business on the business day preceding the Initial Date of Deposit, the capital appreciation on the Common Stocks held by the Trust is limited to a maximum of approximately 22.50%, because of the obligation of the Trust to the Right Holder with respect to each of the Common Stocks entitling the Right Holder to purchase the Common Stocks at the Strike Price. The LEAPS® limit the Trust’s upside potential in the Common Stocks to an amount equal to the Strike Price. However, as the option premium received in return for issuing the LEAPS® was used to purchase Treasury Obligations, the Trust will receive interest from the Treasury Obligations until they mature and the principal from the Treasury Obligations shortly after they mature.

Illustrative Market Scenarios.

Stock prices increase above the LEAPS’® exercise price: If the market price of a Common Stock held by the Trust is greater than its Strike Price, the Trust will not participate in any appreciation in that Common Stock above the Strike Price because it is expected that the holder of the related LEAPS® will exercise its right to purchase that Common Stock from the Trust at the Strike Price. Profits are limited to the premium income received from writing the LEAPS®, dividends received from the Common Stocks before the date the option to purchase is exercised, interest received from the U.S. Treasury Obligations, plus the difference between each Common Stock’s initial price and their strike price. The Trust will forgo any dividends paid on the Common Stocks after the date the option to purchase is exercised and any gain in the underlying stock price after the stock is sold. It is important to note that writing covered calls limits the appreciation potential of the underlying Common Stocks.

Stock prices remain stable or increase to a level below the LEAPS’® exercise price: If the market price of a Common Stock held by the Trust remains stable or increases in value but fails to appreciate to a price equal to the related Strike Price, it is expected that the LEAPS® will terminate without being exercised, and the Trust, in connection with its termination, will liquidate the Common Stock at its then current market value. Profits are limited to the premium income received from writing the LEAPS®, plus capital appreciation and dividends from the Common Stocks, if any, as well as interest received from the U.S. Treasury Obligations.

Stock prices decrease: If the market price of a Common Stock held by the Trust decreases, it is expected that the LEAPS® will terminate without being exercised, and the Trust, in connection with its termination, will liquidate the Common Stock at its then current market value, which will be less than the value on the Initial Date of Deposit. However, the premium income received from writing the LEAPS® lowers the break-even point on the Common Stocks (i.e., the point at which the market price is equal to the original cost) by effectively reducing the Common Stocks’ original cost. Losses from the decrease in value of the Common Stocks are limited by the premium income received from the LEAPS®, dividends received from the Common Stocks and interest received from the U.S. Treasury Obligations.

The Strike Price for a Common Stock held by the Trust will be adjusted downward (but not below zero) upon certain extraordinary distributions made by the issuers of the Common Stocks to Unit holders before the LEAPS’® expiration triggered by certain corporate events affecting such Common Stock. For each market scenario, a downward adjustment to the Strike Price for a Common Stock will have the effect of reducing the equity appreciation that a Unit holder may receive. See “Risk Factors—LEAPS®.”

While not a part of the Trust’s portfolio selection process, the Trust also invests in companies with various market capitalizations.

As with any similar investment, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.